Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

August 18, 2016

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	XBRL Exhibits
EGA Emerging Global Shares Trust (the “Registrant”)
File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated July 29, 2016, for the EGShares Asia Consumer Demand ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares EM Equity Value ETF, and EGShares Emerging Markets Core Balanced ETF series of the Registrant, as filed pursuant to Rule 497(c) under the 1933 Act on August 1, 2016 (Accession Number: 0001144204-16-115684).

If you have any questions regarding this filing, please contact me at the above-referenced telephone number.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:	Maya Teufel